Consolidated Balance Sheets - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 33,341,081		$ 43,396,977		$ 16,060,686
Restricted cash					1,361
Accounts receivable, net	684,139				2,874,494
Due from related party					117,141
Advances to suppliers, net	9,643,135		16,546,521		774,467
Inventories, net	46,692				95,124
Other current assets	1,047,536		1,001,637		465,480
Total Current Assets	44,762,583		60,945,135		20,388,753
Non-Current Assets:
Property and equipment, net					76,470
Right-of-use assets	194,945				119,056
Intangible Assets	15,189,808
Total Non-Current Assets	15,384,753				195,526
TOTAL ASSETS	60,147,336		60,945,135		20,584,279
Current Liabilities:
Short-term loan					418,315
Accounts payable	750,332		17,532		2,547,805
Contract liabilities	444,351		425,833		1,004,832
Lease liabilities	70,552				119,434
Tax Payable	26,594		795		429,485
Accrued expenses and other current liabilities	307,918		232,004		3,115,282
Total Current Liabilities	1,599,747		676,164		7,635,153
Non-Current Liabilities:
Due to related parties			1,291,608		3,912,606
Lease liabilities	125,259				20,613
Total Non-Current Liabilities	125,259		1,291,608		3,933,219
TOTAL LIABILITIES	1,725,006		1,967,772		11,568,372
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary Shares, no par value, unlimited shares authorized; 63,361,823 and 2,923,325 shares issued and outstanding as of December 31, 2024 and December 31, 2023 respectively		[1]		[1],[2]		[2]
Additional paid-in capital	92,707,344		92,707,344		44,515,833
Accumulated deficit	(29,394,048)		(28,033,030)		(33,147,714)
Accumulated other comprehensive loss	(4,890,966)		(5,298,505)		(1,953,766)
Equity attributable to owners of the Company	58,422,330		59,375,809		9,414,353
Non-controlling interests			(398,446)		(398,446)
TOTAL STOCKHOLDERS’ EQUITY	58,422,330		58,977,363		9,015,907
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 60,147,336		$ 60,945,135		$ 20,584,279

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)